Organization	12 Months Ended
Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.
Organization
Roadzen, Inc. (the “Parent Company”). was incorporated in the State of Delaware in May 2015 and has foreign subsidiaries located in India. The Company is a leading Insurtech platform and provides solutions in relation to insurance products, including distribution, pre-inspection assistance, telematics and roadside assistance. The consolidated financial statements include the accounts of Roadzen, Inc. and its subsidiaries (collectively, “Roadzen”, or the “Company”).